Significant Accounting Policies	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant Accounting Policies

(2) Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The consolidated financial statements (“CFS”) of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), and include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant inter-company balances and transactions are eliminated on consolidation. Noncontrolling interests represent the equity interests in consolidated subsidiaries that are not attributable to the Company. Net loss and comprehensive loss are attributed to the Company and noncontrolling interests based on their respective ownership interests.

Use of estimates and assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, accounting estimates reflected in the Company’s consolidated financial statements include useful lives of property, plant and equipment, impairment of inventory, impairment of long-lived assets, allowance for doubtful accounts, provision for contingent liabilities, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“US$” or “$”). The functional currency of its Hong Kong subsidiaries is the Hong Kong dollar (the “HK$”), its Vietnam subsidiaries is the Vietnamese dong (the “VND”), its Singapore subsidiaries is the Singapore dollar (the “S$”), its Indonesia subsidiaries is the Indonesian rupiah (the “IDR”) and its PRC subsidiaries is the Renminbi (the “RMB”). Results of operations and cash flows are translated at the average exchange rates during the year, and assets and liabilities are translated at the exchange rate at the end of the year. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation of amounts from the functional currencies into US$ was made at the following exchange rates:

	2026	2025	2024
Balance sheet items, except for equity accounts (as of June 30):
HK$ to US$1	7.84	7.85	7.81
RMB to US$1	6.79	7.17	7.27
VND to US$1	26,311	26,103	25,455
SGD to US$1	1.29	1.27	-
IDR to US$1	17,910	-	-
Statement of operations and cash flow items (average for the years ended June 30):
HK$ to US$1	7.81	7.79	7.82
RMB to US$1	7.00	7.21	7.21
VND to US$1	26,279	25,420	24,548
SGD to US$1	1.28	1.33	-
IDR to US$1	16,854	-	-

Cash and cash equivalents

Cash and cash equivalents are cash on hand and time deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Cash balances that are restricted as to withdrawal or use or pledged as security are reported separately as restricted cash. Restricted cash was US$4,697 and US$87,842 as of June 30, 2026 and 2025, respectively. The balance as of June 30, 2025 was a bank deposit frozen in connection with a litigation proceeding.

In August 2025, the Company reached a settlement with the counterparty and paid the settlement in full, upon which the restriction on the bank deposit was lifted.

Accounts receivable, net

Accounts receivable are trade receivables from customers. Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The trade receivables are all without customer collateral and interest is not accrued on past due accounts. The Company estimates the allowance for doubtful accounts receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The accounts receivable was segmented into groups based on certain credit risk characteristics, and the Company determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions.

Prepayments, other receivables and other current assets

Prepayments are cash deposited or advanced to suppliers for future inventory purchases. This amount is refundable and bears no interest.

Other receivables and other current assets primarily include deposits for rental, VAT input and others. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Receivables considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Inventories, net

Inventories consist principally of raw materials, work-in-progress and finished goods, and are stated at the lower of cost (average cost method) or net realizable value. Cost of inventories includes labor, raw materials, and allocated overhead.

Intangible asset, net

Intangible assets consist of acquired computer software and purchased patent rights and are stated at cost less accumulated amortization and any impairment losses. The intangible assets are amortized on a straight-line basis over their estimated useful lives of five years. Intangible assets, net were US$39,279 and US$100,667 as of June 30, 2026 and 2025, respectively.

Property, Plant and Equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property, plant, and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to operations.

The Company depreciates property, plant, and equipment using the straight-line method as follows:

Buildings	20 to 50 years

Leasehold improvements	5 years

Plant and machinery	5 to 20 years

Motor Vehicles	5 to 15 years

Office equipment	1 to 10 years

Note: For items bought in second hand, depreciation is provided based on its residual useful based on the above mentioned overall useful life. The useful life of the fixed assets of the Vietnamese company is determined according to the current accounting policies of Vietnam and in consideration of the actual value of the assets.

Impairment of long-lived asset

Long-lived assets, are property, plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value (“FV”) based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Leases

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The leases in the Group are accounted for as operating leases and finance leases.

We determine if an arrangement is a lease at inception. On our consolidated balance sheets, operating and finance lease right-of-use assets are included in right-of-use assets, net, and the related liabilities are included in lease obligations, current and non-current. The operating and finance lease components are presented separately in Note 8.

ROU assets are our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. For operating leases, a single lease cost is recognized on a straight-line basis over the lease term. For finance leases, which consist of leases of motor vehicles, the ROU assets are amortized on a straight-line basis over the shorter of the lease term and the useful life of the underlying assets, and interest expense on the lease liabilities is recognized using the effective interest method.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in our office lease. We review the underlying objective of each contract, the terms of the contract, and consider our current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

All land in mainland China is owned by the Chinese government. The Chinese government may sell land use rights for a specified period of time. The purchase price of land use rights represents the operating lease prepayments for the rights to use the land in mainland China under ASC 842 and is recorded as right-of-use assets on the consolidated balance sheets, which is amortized over the remaining lease term.

In July 2000, the Company acquired land use rights from the local Bureau of Land and Resources in Shenzhen for the purpose of building factory. The land use rights are being amortized over the respective lease terms, which are 50 years. At the inception date of lease, the Company paid the lease payment to the PRC government.

As of June 30, 2026, the Company held land use rights through Huizhou Yimeinuo Industry Co., Ltd. for the construction of a factory. These land use rights are amortized over the remaining contractual lease term through April 25, 2054.

Other non-current assets

Other non-current assets were US$4,506,992 and US$4,547,727 as of June 30, 2026 and 2025, respectively, comprising prepayments for land use rights in Vietnam of US$3,744,662 and US$3,758,467, prepayments for equipment of US$762,330 and US$753,292, and prepaid professional expenses of nil and US$35,968, respectively.

The payment for land in Vietnam is VND 102,476,000,000 for a contract granting the right to use the land in Vietnam, the Company signed a new sublease on December 11, 2023, with the land cost released of VND 102,469,851,440. As of June 30, 2025, the full payment for the land use right was settled.

Bank borrowings

Bank borrowings are initially recognized at FV, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable are trade payables to vendors.

Other payables and accrued liabilities

Other payables and accrued liabilities primarily include contract liabilities, salaries payable as well as others accrual and payable.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Statutory Reserves

According to the laws and regulations in the PRC, the Company is required to provide for certain statutory funds, namely, a reserve fund by an appropriation from net profit after taxation but before dividend distribution based on the local statutory financial statements of the PRC subsidiary prepared in accordance with the PRC accounting principles and relevant financial regulations.

Each of the Company’s wholly owned subsidiaries in the PRC are required to allocate at least 10% of its net profit to the reserve fund until the balance of such fund has reached 50% of its registered capital. Appropriations of additional reserve fund are determined at the discretion of its directors. The reserve fund can only be used, upon approval by the relevant authority, to offset accumulated losses or increase capital.

Employee Benefit Plan

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, housing provident fund and other welfare benefits are provided to employees.

Qualified employees of the Hong Kong entities participate in Mandatory Provident Fund and company’s medical insurance plan. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of approximately US$3,851.

Employees of the Vietnam entities participate in the compulsory social insurance, health insurance and unemployment insurance schemes administered by the Vietnamese government, to which the employer and the employees contribute at rates prescribed by local regulations.

During the years ended June 30, 2026, 2025 and 2024, the total expenses incurred for government-mandated multi-employer defined contribution plans in the PRC and Vietnam and the Mandatory Provident Fund Scheme in Hong Kong were US$811,178, US$1,007,806 and US$2,011,534, respectively.

Related parties

We follow ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

The details of related party transactions during the years ended June 30, 2026, 2025 and 2024 and balances as of June 30, 2026 and 2025 are set out in Note 10.

Revenue Recognition

The Company follows ASC Topic 606, Revenue from Contracts with Customers, and all subsequent ASUs that modified ASC 606. The Company derives revenue principally from producing and sales of paper products. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 to verify which promises should be assessed for classification as distinct performance obligations.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount in the contract to which the Company expects to be entitled for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation. Typically, performance obligation for products where the process is described as below, the performance obligation is satisfied at point in time.

The Company currently generates its revenue mainly from the following sources:

a.	Revenue from sales of paper products

For the sales of paper products, the Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at customer’s truck at the Company’s inventory warehouse or their specified location at which point title to that asset passes to the customer. Revenue is recognized at the point in time when control of the goods transfers to the customer, which generally occurs upon delivery. The completion of the earnings process is evidenced by the customer’s signature on the delivery note, by the logistics provider authorized by the customer to receive the goods on its behalf, or by the issuance of a bill of lading by the shipping company confirming that the products have been delivered in accordance with the sales terms. The transaction price does not include variable consideration related to returns or refunds as our contracts do not include provisions that allow for sales refunds or returns of products. The Company provides no warranties for the products transferred. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 11 below.

b.	Revenue from provision of supply chain management solution

The Company provides supply chain management solutions to its customers by designing packaging products, designating approved raw materials for manufacturing of those packaging products, contracting viable manufacturers, and arranging delivery of those packaging products to end customers. The Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is identified as a single performance obligation where delivery of the finished product to the customer at the location specified by the customer indicates that the Company has completed all steps set forth above such as design, manufacture and delivery in order to substantially complete all the services agreed upon in the purchase order. Delivery of the product to the customer is also the point at which title to that asset passes to the customer. Revenue is recognized at the point in time when control of the goods transfers to the customer, which generally occurs upon delivery. The completion of the earnings process is evidenced by the customer’s signature on the delivery note, by the logistics provider authorized by the customer to receive the goods on its behalf, or by the issuance of a bill of lading by the shipping company confirming that the products have been delivered in accordance with the sales terms. The transaction price does not include variable consideration related to returns or refunds as our contracts do not include provisions that allow for sales refunds or returns of products. The Company provides no warranties for the products transferred. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 11 below.

Following the adoption of ASC 606, we considered the guidance set forth in ASC 340-40, and determined that an asset would be recognized from costs incurred to fulfill a contract under ASC 340-40-25-5 only if those costs meet all of the following criteria:

●	The costs relate directly to a contract or an anticipated contract that the entity can specifically identify (for example, costs relating to services to be provided under the renewal of an existing contract or costs of designing an asset to be transferred under a specific contract that has not yet been approved).

●	The costs generate or enhance resources of the entity that will be used in satisfying (or continuing to satisfy) performance obligations in the future.

●	The costs are expected to be recovered.

The Company elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

Costs that relate directly to a contract include direct material, labor cost, subcontracting fee and allocated overhead including utilities, depreciation, and other overhead costs.

We elected to treat shipping and handling costs undertaken by the Company after the customer has obtained control of the related goods as a fulfilment activity and has been presented as transportation costs which is include in selling and marketing expenses.

Cost of revenues

a.	Cost of sales of paper products

Cost of sales of paper products, which are directly related to revenue generating transactions, primarily consists of raw paper cost, labour cost and allocated overhead.

b.	Cost of provision of supply chain management solution

Cost of provision of supply chain management solution, which are directly related to revenue generating transactions, primarily consists of cost of purchase of finished goods and shipping costs.

Other income

Interest income is mainly from savings and time deposits and is recognized on an accrual basis using the effective interest method.

Selling and marketing expenses

Selling and marketing expenses consist primarily of staff costs and employee benefits of sales team, consultancy fee for market research and product development, advertising expenses and transportation and handling expenses. Advertising expenses were US$2,197, US$26,231 and US$19,118 for the years ended June 30, 2026, 2025 and 2024, respectively.

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries and related social insurance costs for our operations and support personnel, office rental and property management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, research and development costs, communication and expenses related to general operations. Related personnel and overhead costs are also included in other general and administrative expense categories.

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Value Added Tax

Revenue is the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All VAT returns filed by our subsidiaries in the PRC have been and remain subject to examination by the tax authorities for five years from the date of filing.

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income (loss) were the net income (loss) for the years and the foreign currency translation adjustments.

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company has three operating and reportable segments: packaging products, corrugated products, and packaging products supply chain management solutions. The Chief Executive Officer, as the chief operating decision maker, regularly reviews each segment’s gross profit to assess performance and allocate resources. See Note 16 for segment information and reconciliations to the consolidated financial statements.

Earnings (Loss) Per Share

The Group computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to ordinary shareholders divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Basic and diluted loss per share were the same for the years ended June 30, 2026, 2025 and 2024.

Commitments and contingencies

In the normal course of business, we are subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. We recognize a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. We may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Recent accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The expanded annual disclosures are effective for fiscal years beginning after December 15, 2023, and the expanded interim disclosures are effective for interim periods within fiscal years beginning after December 15, 2024, and will be applied retrospectively to all prior periods presented. The Company adopted this ASU on July 1, 2024. The amendments affect disclosures and do not change the recognition or measurement of amounts in the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments expand annual income tax rate reconciliation and cash taxes paid disclosures. For public business entities, the amendments apply to annual periods beginning after December 15, 2024, which includes the Company’s fiscal year beginning July 1, 2025. The amendments permit prospective application or retrospective application.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. ASU 2025-01 subsequently clarified the effective dates. Public business entities must apply the annual requirements for periods beginning after December 15, 2026 and the interim requirements for periods within annual periods beginning after December 15, 2027. For the Company, these correspond to fiscal 2028 and interim periods in fiscal 2029, respectively. Early adoption is permitted.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.